Note 6 - Related Party Transactions (Details Textual)									12 Months Ended
	Jan. 01, 2022 EUR (€)	Sep. 29, 2021 USD ($)	Jun. 04, 2021 USD ($) $ / shares shares	May 10, 2021 USD ($)	Jan. 07, 2018 USD ($)	Jan. 01, 2018	Jan. 01, 2012 EUR (€)	Jan. 01, 2011	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Related Party Transaction, Agreement Term (Year)						5 years		5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee						5.00%	5.00%
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €							€ 685
Related Party Transaction, Daily Vessel Management Fee per Vessel in Lay-up | €							€ 342.5
Due to Related Parties, Current, Total									$ 244,587		$ 2,984,759
Proceeds from Related Party Debt									6,000,000		0		$ 0
Interest Expense, Related Party									79,533		0		0
Gain (Loss) on Extinguishment of Debt, Total									(1,647,654)		0		0
Share Price (in dollars per share) | $ / shares			$ 27.44
Repayments of Related Party Debt									2,700,000		(0)		(0)
Subsequent Event [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €	€ 720
Related Party Transaction, Daily Vessel Management Fee per Vessel in Lay-up | €	€ 360
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel | €										€ 685		€ 685		€ 685
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction									2,350,747		2,018,800		1,964,536
Eurobulk Ltd. [Member] | Annual Compensation [Member]
Related Party Transaction, Amounts of Transaction					$ 1,250,000								1,250,000
Eurobulk Ltd. [Member] | Additional Special Bonus [Member]
Related Party Transaction, Amounts of Transaction									460,000
Eurobulk Ltd. [Member] | Executive Management Services [Member]
Related Party Transaction, Amounts of Transaction									$ 1,710,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage									1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage									1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party									$ 856,334		294,933		359,868
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage									1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party									$ 365,000		0		0
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 43,478		40,962		65,924
Related Party Transaction, Commission on Premium, Maximum, Percentage									5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 86,906		$ 81,947		$ 82,405
Related Party Transaction, Amounts of Transaction per Crew Member per Month									50
Ergina Shipping Ltd. [Member]
Proceeds from Related Party Debt				$ 6,000,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Interest Expense, Related Party									$ 79,533
Debt Instrument, Convertible, Threshold Trading Days			15
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 18.30
Gain (Loss) on Extinguishment of Debt, Total			$ (1,647,654)
Repayments of Related Party Debt		$ 2,700,000
Ergina Shipping Ltd. [Member] | Loan Converted into Common Stock [Member]
Debt Conversion, Original Debt, Amount			$ 3,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			180,308